American Balanced Fund

One Market, Steuart Tower

Suite 2000

San Francisco, California 94105

Mailing address:

P.O. Box 7650

San Francisco, California 94120-7650

Phone (415) 393 7110

Fax (415) 393 7140

Patrick F. Quan

Secretary

March 5, 2013

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	American Balanced Fund
File Nos. 811-00066 and 002-10758

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectus and statement of additional information since the electronic filing on February 27, 2013 of Registrant's Post-Effective Amendment No. 107 under the Securities Act of 1933 and Amendment No. 46 under the Investment Company Act of 1940.

Sincerely,

/s/ Patrick F. Quan

Patrick F. Quan

Enclosure

/pfq